Consolidated statement of changes in equity (Parenthetical) € in Millions, shares in Millions	Jun. 30, 2023 EUR (€) shares
Consolidated Statement of Changes in Equity [Abstract]
Number of common shares, cancelled | shares	27
Nominal value of common shares cancelled	€ 68
Aquisition cost of common shares in treasury	300
Impact in APIC due to common shares cancelled	€ 232